WARRANTS (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2021 D $ / shares	Dec. 31, 2020 D $ / shares
Class of Warrant or Right [Line Items]
Threshold maximum period for filing registration statement after business combination	15 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis | D	60	60
Minimum threshold written notice period for redemption of public warrants	30 days
Newly Issued Price (in dollars per share)	$ 9.20	$ 9.20
Threshold minimum percentage of gross proceeds on total equity proceeds (as a percent)	60.00%	60.00%
Threshold trading days for calculating Market Value | D	20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Newly Issued Price (in dollars per share)		$ 18.00
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Redemption of Warrants When the Price per Class A Ordinary Share Is Less Than $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Newly Issued Price (in dollars per share)	$ 18.00
Public Warrants
Class of Warrant or Right [Line Items]
Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Public Warrants expiration term		5 years
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants | D	30
Newly Issued Price (in dollars per share)	$ 18.00
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants | D		20
Threshold consecutive trading days for redemption of public warrants | D		30
Private Placement Warrants
Class of Warrant or Right [Line Items]
Threshold consecutive trading days for redemption of public warrants | D	30	30